STOCKHOLDERS EQUITY - Initial value of issuances allocated to Series B Preferred Stock and the Series B Preferred Stock (Details) - Series B Preferred Stock	12 Months Ended
Dec. 31, 2020 USD ($)
Stockholder's equity (Deficit)
Balance at beginning of period	$ 1,306,900
Series B Preferred Stock proceeds	3,000,000
Series B Preferred Stock discount	(2,668,300)
Series B Preferred Stock discount amortization	692,700
Series B Preferred Stock conversion to common stock	$ (2,331,300)